Consolidated Balance Sheets - USD ($)	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS
Cash	$ 45,870	$ 25,127
Accounts receivable	$ 10,513	185,455
Prepaid expense		1,417
Total current assets	$ 56,383	211,999
Fixed assets, net	311	623
OTHER ASSETS
License with related party, net of accumulated amortization	83,183	118,833
Total other assets	83,183	118,833
TOTAL ASSETS	139,877	331,455
CURRENT LIABILITIES
Accounts payable and accrued expenses	682,029	578,810
Current portion of Original Issue Discount Senior Secured Convertible Promissory Note, net of discount	2,400,000	2,400,000
Total current liabilities	3,082,029	2,978,810
TOTAL LIABILITIES	3,082,029	2,978,810
STOCKHOLDERS' DEFICIT
Common stock, $0.001 par value, 75,000,000 shares authorized, 47,434,231 and 39,727,316 shares issued and outstanding	47,434	39,727
Additional paid-in capital	2,491,804	2,228,367
Additional paid-in capital - warrants	962,297	962,297
Accumulated deficit	(6,443,687)	(5,877,746)
Total stockholders' deficit	(2,942,152)	(2,647,355)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 139,877	$ 331,455